Investment in Associates - Summarised Aggregated Financial Information for Individually Immaterial Associates and Joint Ventures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Joint ventures [member]
Disclosure of investment in associates and joint ventures [line items]
Operating profits before exceptional items	$ 0	$ 0	$ 2
Associates [member]
Disclosure of investment in associates and joint ventures [line items]
Operating profits before exceptional items	$ 1	$ (3)	$ (3)